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[SECURITY BENEFIT LOGO]

March 13, 2008

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Parkstone Variable Annuity 1940 Act Registration Number: 811-07624 1933 Act Registration Numbers: 033-65654 CIK: 0000900259 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Parkstone Variable Annuity, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Columbia Variable Insurance Trust	0000815425	March 7, 2008
Neuberger Berman Advisers Management Trust	0000736913	February 22, 2008
SBL Fund	0000217087	March 7, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001